Information by Segment	12 Months Ended
Dec. 31, 2024
Segments [Abstract]
Information by Segment	Information by Segment
The information by segment is presented considering the Company’s business units (as defined in Note 1) based on its products and services, which is consistent with the internal reporting reviewed by the Chief Operating Decision Maker. A segment is a component of the Company that engages in business activities from which it earns revenues, and incurs the related costs and expenses, including revenues, costs and expenses that relate to transactions with any of the Company’s other components. All segments’ operating results are reviewed regularly by the Chief Operating Decision Maker, who makes decisions about the resources that would be allocated to the segment and to assess its performance, and for which financial information is available.
On February 15, 2023, the Company announced a new long-range plan to maximize value creation, as well as a series of decisions resulting from its strategic review process. During 2022, FEMSA carried out a thorough strategic review of its business platform, including the bottom-up definition of long-range plans for each business unit, as well as the top-down analysis of the optimal corporate and capital structure, to ensure full alignment between the Board and management as to how to pursue and maximize value creation.
Consistent with this vision, the Company has determined that the best path to maximize long term value creation is by focusing on its core business verticals which have the highest strategic relevance, growth potential, and financial and competitive strength:
•Retail, with excellent long-term growth opportunities, comprised of Proximity, Health, and Fuel.
•Coca-Cola FEMSA, leveraging its leading competitive position and best in class execution, combined with significant financial strength and strategic opportunities.
•Digital solutions, building a powerful value-added financial ecosystem, while playing a key role in leveraging the connection among FEMSA’s core business units and its customers.
As a result of what is mentioned above, Logistics and Distributions segment, as well as the investment in Heineken are no longer presented as a reportable segment given the divestiture plans and their presentation as discontinued operations (see Note 4) for all periods in these consolidated financial statements.
Inter-segment transfers or transactions are entered into and presented under accounting policies of each segment, which are the same as those applied by the Company. Intercompany operations are eliminated and presented within the consolidation adjustment column included in the tables below.
a)By Business Unit:

2024	Coca-Cola FEMSA		Proximity Americas Division		Proximity Europe Division		Health Division		Fuel Division		Discontinued operations		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	279,793	Ps.	307,197	Ps.	49,755	Ps.	79,755	Ps.	65,365	Ps.	—	Ps.	20,209	Ps.	(20,489)	Ps.	781,585
Intercompany revenue		10,193		3,430		—		—		176		—		6,690		(20,489)		—
Cost of goods sold		151,057		170,204		28,411		55,714		57,430		—		15,904		(18,648)		460,072
Gross profit		128,736		136,993		21,344		24,041		7,935		—		4,305		(1,841)		321,513
Administrative expenses		13,678		8,642		3,793		4,348		343		—		9,278		(997)		39,085
Selling expenses		74,423		98,653		15,748		16,144		4,792		—		4,993		(2,787)		211,966
Income before income taxes and share of the profit of equity method accounted investees		36,011		18,987		1,116		(1,049)		1,218		—		10,265		(1)		66,547
Consolidated net income from continued operations		24,549		15,915		791		(1,644)		930		—		(419)		(1)		40,121
Consolidated net income from discontinued operations		—		—		—		—		—		115		—		—		115
Depreciation and amortization (2)		13,659		15,591		5,046		3,668		1,293		—		176		(123)		39,310
Non-cash items other than depreciation and amortization		2,405		975		161		635		44		—		1,396		—		5,616
Investments in equity method accounted investees		10,233		827		—		1		—		—		17,636		—		28,697
Total assets		307,986		240,312		45,411		73,240		25,320		14,395		259,902		(115,030)		851,536
Total liabilities		157,445		182,428		42,373		57,768		19,528		6,952		114,832		(110,921)		470,405
Investments in fixed assets (3)		29,553		16,239		2,270		1,835		398		—		3,200		(2,426)		51,069

(1)Includes other companies and corporate (see Note 1).
(2)Includes bottle breakage.
(3)Includes acquisitions and disposals of property, plant and equipment, intangible assets, and other long-lived assets. The disposals of property, plant and equipment are for Ps. 150.

2023	Coca-Cola FEMSA		Proximity Americas Division		Proximity Europe Division		Health Division		Fuel Division		Discontinued operations		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	245,088	Ps.	278,520	Ps.	43,552	Ps.	75,358	Ps.	58,499	Ps.	—	Ps.	29,652	Ps.	(27,977)	Ps.	702,692
Intercompany revenue		8,448		1,735		—		3		349		—		17,442		(27,977)		—
Cost of goods sold		134,228		161,458		24,930		52,859		51,155		—		24,228		(25,673)		423,185
Gross profit		110,860		117,062		18,622		22,499		7,344		—		5,424		(2,304)		279,507
Administrative expenses		12,820		6,514		3,231		2,788		299		—		7,654		(999)		32,307
Selling expenses		63,278		84,543		14,371		16,404		4,548		—		7,304		(1,716)		188,732
Income before income taxes and share of the profit of equity method accounted investees		28,792		16,060		388		(166)		699		—		26,479		(14,436)		57,816
Consolidated net income from continued operations		20,226		13,767		412		3,753		329		—		20,558		(14,606)		44,439
Consolidated net income from discontinued operations		—		—		—		—		—		32,238		—		—		32,238
Depreciation and amortization (2)		10,531		12,937		4,700		3,447		1,137		—		2,646		(1,381)		34,017
Non-cash items other than depreciation and amortization		1,707		509		148		1,296		13		—		(328)		2		3,347
Investments in equity method accounted investees		9,246		1,690		—		1		19		—		15,291		—		26,247
Total assets		273,512		176,836		39,833		64,888		25,124		25,819		294,247		(94,403)		805,856
Total liabilities		139,808		149,131		37,876		48,357		20,267		11,569		111,692		(91,213)		427,487
Investments in fixed assets (3)		21,396		13,387		1,654		1,750		186		—		1,659		(1,421)		38,611

(1)Includes other companies and corporate (see Note 1).
(2)Includes bottle breakage.
(3)Includes acquisitions and disposals of property, plant and equipment, intangible assets, and other long-lived assets. The disposals of property, plant and equipment are for Ps. 400.

2022	Coca-Cola FEMSA		Proximity Americas Division		Proximity Europe Division		Health Division		Fuel Division		Discontinued operations		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	226,740	Ps.	233,958	Ps.	9,809	Ps.	74,800	Ps.	51,813	Ps.	—	Ps.	21,280	Ps.	(21,392)	Ps.	597,008
Intercompany revenue		6,489		74		—		—		311		—		14,518		(21,392)		—
Cost of goods sold		126,440		136,372		5,210		52,817		45,253		—		7,005		(17,607)		355,490
Gross profit		100,300		97,586		4,599		21,983		6,560		—		14,275		(3,785)		241,518
Administrative expenses		11,263		6,066		1,294		2,918		227		—		7,023		(714)		28,077
Selling expenses		57,718		67,842		3,112		15,139		4,084		—		2,740		(1,490)		149,145
Income before income taxes and share of the profit of equity method accounted investees		25,787		17,198		218		1,659		1,543		—		4,985		(4,894)		46,496
Consolidated net income from continued operations		19,626		14,129		(84)		1,059		1,137		—		2,347		(4,894)		33,320
Consolidated net income from discontinued operations		—		—		—		—		—		1,423		—		—		1,423
Depreciation and amortization (2)		10,425		11,571		826		3,291		1,062		—		719		(575)		27,319
Non-cash items other than depreciation and amortization		1,738		511		6		394		59		—		272		68		3,048
Investments in equity method accounted investees (4)		8,452		2,650		—		1		19		—		92,547		—		103,669
Total assets		277,995		143,877		38,759		60,960		24,102		179,277		162,788		(88,943)		798,815
Total liabilities		146,119		119,991		36,647		47,798		19,574		45,094		134,742		(88,951)		461,014
Investments in fixed assets (3)		19,665		9,931		544		2,868		157		—		2,213		(968)		34,410

(1)Includes other companies and corporate (see Note 1).
(2)Includes bottle breakage.
(3)Includes acquisitions and disposals of property, plant and equipment, intangible assets, and other long-lived assets. The disposals of property, plant and equipment are for Ps. 308.
(4)Includes Company's investment in Heineken for an amount of Ps. 92,282.

b)By Geographic Area:
The Company aggregates geographic areas to report geographical information: (i) Mexico and Central America (comprising the following countries: Mexico, Guatemala, Nicaragua, Costa Rica and Panama), (ii) the United States, (iii) South America (comprising the following countries: Brazil, Argentina, Colombia, Chile, Ecuador, Peru and Uruguay) and (iv) Europe (comprised of Valora). For further information related to aggregated geographic areas see Note 28.2 Disaggregation of revenue.
Geographic disclosure for the Company’s non-current assets is as follow:

	2024		2023
Mexico and Central America (1)	Ps.	325,771	Ps.	290,172
United States (2)(5)		26,567		15,068
South America (3)		122,915		114,051
Europe (4)		33,972		30,406
Consolidated	Ps.	509,225	Ps.	449,697

(1)Domestic (Mexico only) non-current assets were Ps. 306,649 and Ps. 295,770, as of December 31, 2024 and December 31, 2023, respectively.
(2)In 2023 the Company finalized the merger of Envoy Solutions, LLC into Brady Plus, keeping an economic interest of 37% in IFS TopCo. See Note 10.
(3)South America non-current assets includes Brazil, Argentina, Colombia, Chile, Uruguay and Ecuador. Brazilian non-current assets were Ps. 64,208 and Ps. 61,223, as of December 31, 2024 and December 31, 2023, respectively. Colombia’s non-current assets were Ps. 20,185 and Ps. 13,479, as of December 31, 2024 and December 31, 2023, respectively. Argentina’s non-current assets were Ps. 5,746 and Ps. 2,898, as of December 31, 2024 and December 31, 2023, respectively. Chile’s non-current assets were Ps.24,384 and Ps. 30,885, as of December 31, 2024 and December 31, 2023, respectively. Peru's non-current assets were Ps. 1,455 as of December 31, 2024. Uruguay’s non-current assets were Ps. 2,345 and Ps. 2,070, as of December 31, 2024 and December 31, 2023, respectively. Ecuador’s non-current assets were Ps. 4,592 and Ps. 3,496 as of December 31, 2024 and December 31, 2023, respectively.
(4)During 2023 the Company sold its investment in Heineken Group. See Note 4.
(5)During 2024 the Company completed the acquisition of Delek US Holdings, Inc. See Note 4.1.2